3. ACCOUNTS RECEIVABLE, AND DEFERRED REVENUE (Details-Accounts Receivable) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable		$ 5,946	$ 1,161,064
Less: Allowance for doubtful accounts		0	0
Accounts receivable, Net	$ 689,359	$ 5,946	$ 1,161,064